Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell Midcap Growth Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.10%	11.47%	11.54%
Putnam Sustainable Future Linked Benchmark (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.10%	11.47%	10.38%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.39%	8.27%	7.95%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.70%	6.28%	5.93%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.16%	6.32%	5.95%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.12%	8.73%	7.94%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		14.69%	9.29%	8.33%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		15.26%	9.83%	8.87%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.40%	9.96%	8.96%

[1]
Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it been adjusted, returns would have been higher.